WARRANTS	12 Months Ended
Dec. 31, 2020
WARRANTS
WARRANTS

15.WARRANTS

Public and Sponsor Warrants

Prior to the Business Combination, SCH issued 6,133,333 private placement warrants (“Sponsor Warrants”) and 13,800,000 public warrants (“Public Warrants” and collectively “Warrants”). Upon Closing, the Company assumed the Warrants. Each whole warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to adjustments. The Warrants are exercisable at any time commencing the later of a) 30 days after the completion of the Business Combination and b) 12 months from the date of the closing of the SCH’s initial public offering on April 30, 2020, and terminating five years after the Business Combination.

Once the public warrants become exercisable, the Company may redeem the outstanding warrants, in whole and not in part, upon a minimum of 30 days’ prior written notice of redemption (“Redemption Period”). There are two scenarios in which the Company may redeem the Warrants. For purposes of the redemption scenarios, “Reference Value” shall mean the last reported sales price of the Company’s common stock for any twenty trading days within the thirty trading-day period ending on the third trading day prior to the date on which notice of the redemption is given.

The Company may redeem the outstanding Warrants for cash at a price of $0.01 per warrant if the Reference Value equals or exceeds $18.00 per share. The warrant holders have the right to exercise their outstanding warrants prior to the scheduled redemption date during the Redemption Period at $11.50 per share. The Sponsor Warrants are exempt from redemption if the Reference Value is at or above $18.00 and the Sponsor Warrants continue to be held by the original warrant holder (“Sponsor") or a permitted transferee.

The Company may redeem the outstanding Warrants at a price of $0.10 per warrant if the Reference Value equals or exceeds $10.00 per share. If the Reference Value is less than $18.00, the Sponsor Warrants must also be concurrently called for redemption with the Public Warrants. The warrant holders have the right to exercise their outstanding warrants prior to the scheduled redemption date during the Redemption Period on a cashless basis. The cashless exercise entitles the warrant holders to receive a set number of shares based on the redemption date and the redemption fair value as defined in the warrant agreement.

In connection with the Business Combination, on January 12, 2021, the Company filed a Registration Statement on Form S-1. This Registration Statement relates to the issuance of an aggregate of up to 19,933,333 shares of common stock issuable upon the exercise of its publicly-traded warrants. As of December 31, 2020, there were 19,933,333 warrants outstanding and no warrants have been exercised.

Warrants to Purchase Series D Preferred Stock

On June 12, 2018, the Company issued warrants to purchase 485,262 shares of Series D Preferred Stock at a price of $0.006 (“Penny Warrants”) . On November 12, 2020, the Penny Warrants were exercised and the Company issued 485,262 shares of Series D Preferred Stock in exchange for proceeds of $3.0 thousand. As of December 31, 2020 there were no Penny Warrants outstanding.

Commitment to Issue Warrants

In June 2018, the Company entered into a commitment to issue warrants (“Warrant Commitment”). The Warrant Commitment obligates the Company to issue warrants on an annual basis until 2025 (“Issuance Date”). The Warrant Commitment and the Company’s obligation to issue warrants was terminated upon the consummation of the Business Combination through notice provided by the Company and acknowledged by the counterparty.

On each Warrant Commitment Issuance date in June 2019 and June 2020, the Company issued warrants to purchase 121,356 shares and 242,713 shares of Series E Preferred Stock at a price of $5.92 per share (“Series E Warrants”). On November 7, 2020 the Series E Warrants were exercised and the Company issued 364,069 shares of Series E in exchange for proceeds of $2.2 million. As of December 31, 2020 there were no Series E Warrants outstanding.

The Penny Warrants, the Warrant Commitment, and the Series E Warrants have been determined to be liabilities under ASC 480 as the underlying preferred shares have certain liquidation preferences in the event of a deemed liquidation. As of December 31, 2020, there are no warrants outstanding. The Company recorded an increase to the warrant fair value adjustments of $2.6 million and $6.2 million in 2020 and in 2019, respectively.